Cover	Oct. 30, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Oct. 30, 2024
FileNumber	333-225433
RegistrantName	AVANT TECHNOLOGIES INC.
Entity Central Index Key	0001740797
TaxIdentificationNumber	38-4053064
IncorporationStateCountryCode	NV
Address Line1	5348 Vegas Drive
Address City	Las Vegas
Address State	NV
Address Postal Zip Code	89108
City Area Code	866
Local Phone Number	533-0065
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false